UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05908

John Hancock Premium Dividend Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schaivone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Premium Dividend Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2011

Ticker | **PDT**

Premium Dividend Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Preferred Securities 92.82% (61.26% of Total Investments)		$596,850,402

(Cost $609,927,319)

Consumer Discretionary 1.07%		6,881,114

Media 1.07%
Comcast Corp., 7.000% (Z)	42,530	1,082,814
Viacom, Inc., 6.850% (L)(Z)	230,000	5,798,300

Consumer Staples 3.20%		20,560,922

Food & Staples Retailing 3.20%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)(Z)	224,250	20,560,922

Energy 5.17%		33,233,205

Oil, Gas & Consumable Fuels 5.17%
Apache Corp., Series D, 6.000% (L)(Z)	80,500	5,243,770
Nexen, Inc., 7.350%	1,112,900	27,989,435

Financials 40.43%		259,973,322

Capital Markets 2.30%
Credit Suisse Guernsey, 7.900% (Z)	174,000	4,602,300
Lehman Brothers Holdings, Inc., Depositary Shares, Series D,
5.670% (I)	488,600	34,202
Morgan Stanley Capital Trust III, 6.250% (Z)	99,900	2,383,614
The Goldman Sachs Group, Inc., Series B, 6.200% (Z)	312,500	7,784,375

Commercial Banks 8.73%
Barclays Bank PLC, Series 3, 7.100%	95,000	2,298,050
Barclays Bank PLC, Series 5, 8.125%	277,000	7,016,410
HSBC Holdings PLC, Series A, 6.200% (Z)	25,000	606,000
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%
(Z)	234,600	6,535,956
Santander Holdings USA, Inc., Series C, 7.300% (Z)	456,000	11,422,800
Wells Fargo & Company, 8.000% (L)(Z)	1,017,000	28,221,750

Consumer Finance 7.02%
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	35,600	851,552
HSBC USA, Inc., 2.858% (L)(Z)	499,700	24,250,441
SLM Corp., Series A, 6.970% (Z)	445,500	20,047,500

Diversified Financial Services 15.61%
Bank of America Corp., 6.375% (L)(Z)	1,160,000	25,311,200
Bank of America Corp., 6.625% (L)(Z)	360,000	8,262,000
Bank of America Corp., 8.200% (Z)	35,000	876,050
Bank of America Corp., Depositary Shares, Series D, 6.204% (L)(Z)	960,000	21,158,400
Bank of America Corp., Series MER, 8.625% (Z)	102,000	2,605,080
Citigroup Capital VII, 7.125%	35,000	878,850
Citigroup Capital VIII, 6.950%	36,600	906,216
Citigroup Capital XII (8.500% to 3-30-15, then 3 month LIBOR +
5.870%) (Z)	291,500	7,500,295
Citigroup Capital XIII (7.875% to 10-30-15, then 3 month LIBOR +
6.370%)	26,000	703,820
Citigroup, Inc., 8.125% (Z)	328,830	8,861,969
Deutsche Bank Contingent Capital Trust II, 6.550% (L)(Z)	285,275	6,726,785
Deutsche Bank Contingent Capital Trust III, 7.600% (L)(Z)	657,000	16,582,680

1

Premium Dividend Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Financials (continued)

Insurance 5.42%
MetLife, Inc., Series B, 6.500% (L)(Z)	1,057,000	$26,414,430
Principal Financial Group, Inc., Series B (6.518% to 6-30-35, then higher of 10 year Constant Maturity Treasury (CMT), or 30 year
CMT or 3 month LIBOR + 2.100%) (Z)	160,000	4,016,000
Prudential PLC, 6.750% (Z)	176,100	4,414,827

Real Estate Investment Trusts 1.27%
Kimco Realty Company, Depositary Shares, Series F, 6.650%	200,000	4,974,000
Public Storage, Inc., 6.125% (Z)	35,000	877,100
Wachovia Preferred Funding Corp., Series A, 7.250%	90,500	2,309,560

Thrifts & Mortgage Finance 0.08%
Federal Home Loan Mortgage Corp., Series Z (8.375% to 12-31-12,
then higher of 3 month LIBOR + 4.160% or 7.875%) (I)	55,000	159,500
Federal National Mortgage Association, Series S (8.250% to 12-31-
10, then higher of 3 month LIBOR + 4.230% or 7.750%) (I)	159,500	379,610

Telecommunication Services 6.55%		42,133,605

Diversified Telecommunication Services 4.11%
Qwest Corp., 7.375% (Z)	1,018,900	26,440,455
Touch America Holdings, Inc., 6.875% (I)	161,778	0

Wireless Telecommunication Services 2.44%
Telephone & Data Systems, Inc., 6.875% (L)(Z)	166,250	4,176,200
Telephone & Data Systems, Inc., 6.625% (Z)	280,000	6,812,400
United States Cellular Corp., 6.950%	185,000	4,704,550

Utilities 36.40%		234,068,234

Electric Utilities 26.82%
Alabama Power Company, 5.200% (L)(Z)	1,178,600	29,358,926
Carolina Power & Light Company, 5.440% (Z)	11,382	1,107,967
Duquesne Light Company, 6.500%	519,900	25,816,310
Entergy Arkansas, Inc., 6.450%	350,000	8,596,875
Entergy Mississippi, Inc., 6.250%	667,000	16,758,375
FPC Capital I, Series A, 7.100% (L)(Z)	240,000	6,120,000
HECO Capital Trust III, 6.500% (Z)	181,000	4,534,050
NSTAR Electric Company, 4.780% (Z)	100,000	9,278,130
PPL Electric Utilities Corp., Depositary Shares, 6.250% (Z)	1,150,000	28,842,000
Southern California Edison Company, 6.125% (Z)	195,000	18,884,541
Southern California Edison Company, Series C, 6.000% (Z)	150,877	14,701,078
Westar Energy, Inc., 6.100% (Z)	333,700	8,459,295

Independent Power Producers & Energy Traders 1.36%
Constellation Energy Group, Inc., Series A, 8.625% (L)(Z)	323,600	8,766,324

Multi-Utilities 8.22%
Baltimore Gas & Electric Company, Series 1993, 6.700% (Z)	20,250	2,067,399
Baltimore Gas & Electric Company, Series 1995, 6.990% (Z)	134,000	13,672,194
BGE Capital Trust II, 6.200%	616,000	15,412,320
Consolidated Edison Company of New York, Inc., Series A, 5.000%	25,180	2,452,532
Consolidated Edison Company of New York, Inc., Series C, 4.650%	18,320	1,667,120
Consolidated Edison Company of New York, Inc., Series D, 4.650%	5,000	422,764
Interstate Power & Light Company, Series B, 8.375% (Z)	132,800	3,808,704
Union Electric Company, 3.700% (Z)	12,262	813,124
Virginia Electric & Power Company, 6.980% (Z)	45,500	4,804,518

2

Premium Dividend Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Utilities (continued)

Xcel Energy, Inc., Series B, 4.080% (Z)	12,110	$998,469
Xcel Energy, Inc., Series D, 4.110% (L)(Z)	42,671	3,392,344
Xcel Energy, Inc., Series E, 4.160% (Z)	41,020	3,332,875

	Shares	Value

Common Stocks 54.48% (35.96% of Total Investments)		$350,319,543

(Cost $321,266,149)

Energy 6.11%		39,256,075

Oil, Gas & Consumable Fuels 6.11%
BP PLC, ADR (Z)	100,000	4,544,000
Chevron Corp. (L)(Z)	110,000	11,442,200
ConocoPhillips (L)(Z)	110,000	7,918,900
Kinder Morgan, Inc.	10,000	282,300
Spectra Energy Corp. (L)(Z)	222,500	6,011,950
Total SA, ADR	167,500	9,056,725

Industrials 0.36%		2,328,300

Industrial Conglomerates 0.36%
General Electric Company (L)(Z)	130,000	2,328,300

Telecommunication Services 3.83%		24,612,775

Diversified Telecommunication Services 3.83%
AT&T, Inc. (L)(Z)	410,000	11,996,600
Verizon Communications, Inc. (L)(Z)	357,500	12,616,175

Utilities 44.18%		284,122,393

Electric Utilities 12.84%
American Electric Power Company, Inc. (L)(Z)	220,000	8,109,200
Duke Energy Corp. (L)(Z)	355,000	6,603,000
Entergy Corp.	165,000	11,022,000
FirstEnergy Corp. (Z)	410,000	18,306,500
Northeast Utilities (L)(Z)	110,000	3,740,000
PNM Resources, Inc. (Z)	500,000	7,510,000
Progress Energy, Inc. (L)(Z)	385,000	17,994,900
Progress Energy, Inc. (I)	337,750	33,775
Southern Company	75,000	2,965,500
UIL Holding Corp.	196,000	6,258,280

Gas Utilities 0.85%
Atmos Energy Corp. (L)(Z)	110,000	3,677,300
ONEOK, Inc.	25,000	1,819,750

Multi-Utilities 30.49%
Alliant Energy Corp. (Z)	447,520	17,636,763
Ameren Corp. (L)(Z)	80,000	2,305,600
Black Hills Corp. (L)(Z)	193,000	5,766,840
CH Energy Group, Inc.	600,000	30,642,000
Consolidated Edison, Inc. (L)(Z)	60,000	3,156,000
Dominion Resources, Inc. (L)(Z)	195,000	9,447,750
DTE Energy Company (L)(Z)	410,000	20,434,400
Integrys Energy Group, Inc. (L)(Z)	240,000	12,050,400
National Grid PLC, ADR	180,000	8,854,200

3

Premium Dividend Fund
As of 7-31-11 (Unaudited)

			Shares	Value

Utilities (continued)

NiSource, Inc. (Z)			560,650	$11,285,885
NSTAR (L)(Z)			545,000	24,159,850
OGE Energy Corp. (L)(Z)			255,000	12,760,200
Public Service Enterprise Group, Inc.			120,000	3,930,000
TECO Energy, Inc. (L)(Z)			570,000	10,562,100
Vectren Corp. (L)(Z)			220,000	5,810,200
Xcel Energy, Inc. (L)(Z)			720,000	17,280,000

		Maturity	Par value
	Yield*	date		Value

Short-Term Investments 4.21% (2.78% of Total Investments)				$27,100,000

(Cost $27,100,000)

Commercial Paper 4.21%				27,100,000

Chevron Corp.	0.040%	8-1-11	$27,100,000	27,100,000

Total investments (Cost $958,293,468)† 151.51%				$974,269,945

Other assets and liabilities, net (51.51%)				($331,230,060)

Total net assets 100.00%				$643,039,885

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 7-31-11, and is part of segregated collateral pursuant to the Committed Facility Agreement. Total value of securities on loan at 7-31-11 was $279,887,161.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 7-31-11 was $652,646,875.

* Yield represents either the annualized yield at the date of purchase.

† At 7-31-11, the aggregate cost of investment securities for federal income tax purposes was $961,215,341. Net unrealized appreciation aggregated $13,054,604, of which $66,441,281 related to appreciated investment securities and $53,386,677 related to depreciated investment securities.

4

Note to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	7-31-11	Price	Inputs	Inputs
Preferred Securities
Consumer Discretionary	$6,881,114	$6,881,114	—	—
Consumer Staples	20,560,922	—	$20,560,922	—
Energy	33,233,205	33,233,205	—	—
Financials	259,973,322	259,973,322	—	—
Telecommunication Services	42,133,605	42,133,605	—	—
Utilities	234,068,234	117,144,959	116,923,275	—
Common Stocks
Energy	39,256,075	39,256,075	—	—
Industrials	2,328,300	2,328,300	—	—
Telecommunication Services	24,612,775	24,612,775	—	—
Utilities	284,122,393	284,122,393	—	—
Short-Term Investments	27,100,000	—	27,100,000	—

Total Investments in Securities	$974,269,945	$809,685,748	$164,584,197	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine-month period ended July 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Premium Dividend Fund.

P20Q3 7/11
9/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Premium Dividend Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 20, 2011

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 20, 2011